COMBINED CARVE-OUT STATEMENT OF CASH FLOWS (Unaudited) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Net income/(loss) before tax	€ (13,045,000)	€ (6,034,000)
Net financial results	(68,000)	245,000
Operating income/(loss)	(13,113,000)	(5,789,000)
Non-cash expenses:	321,000	235,000
Depreciation and amortization	377,000	543,000
Movements in provisions	34,000	(132,000)
Expected credit loss	(90,000)	(176,000)
Changes in working capital:	8,331,000	4,553,000
Trade receivables and other current assets	5,032,000	4,625,000
Trade payables and other current liabilities	3,299,000	(72,000)
Income tax paid	(63,000)	(4,000)
Net cash provided by (used in) operating activities	(4,524,000)	(1,005,000)
Payment for purchases of property, plant and equipment	(31,000)	(52,000)
Payments for investments	0	(329,000)
Net cash used in investing activities	(31,000)	(381,000)
Drawdown of other borrowings	450,000	0
Capitalized lease payments (IFRS 16)	(6,000)	323,000
Other lease payments *	(223,000)	(223,000)
Net cash provided by (used in) financing activities	221,000	100,000
Net increase in cash and cash equivalents	(4,334,000)	(1,286,000)
Cash – Beginning	10,901,000	8,018,000
Effect of changes in exchange rates on cash and cash equivalents	17,000	207,000
Cash – Ending	€ 6,584,000	€ 6,939,000